Long Term Payables (Details Textual)	Apr. 26, 2019 USD ($)	Apr. 26, 2019 CNY (¥)	Jan. 03, 2019 USD ($)	Jan. 03, 2019 CNY (¥)
Long Term Payables (Textual)
Aggregate proceeds | $	$ 2,120,000		$ 3,080,000
RMB [Member]
Long Term Payables (Textual)
Aggregate proceeds | ¥		¥ 14,660,000		¥ 21,250,000